COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Future minimum commitments under non-cancelable agreements	¥ 0